Subsequent Events (Details)					3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 28, 2025 USD ($) shares	Jul. 11, 2025 USD ($)	Apr. 10, 2025 shares	Feb. 21, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024	Jul. 01, 2025 USD ($)	Mar. 03, 2025 USD ($) shares	Mar. 03, 2025 IDR (Rp) shares	Sep. 06, 2024 USD ($)
Subsequent Event [Line Items]
Aggregate principal amount											$ 75,000,000
Revolving loan monthly interest payments description				The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 7.06% as of June 30, 2025.			The Revolving Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.94% as of December 31, 2024.
Line of credit facility interest rate							6.94%
Commitment fee percentage				0.50%			0.50%
Revolving loan contains financial covenant term				The Syndicated Loan also contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.			The Revolving Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $110,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a total assets to total regulatory capital ratio of not more than 8.0 to 1.0. As of December 31, 2024, Webull Financial was in compliance with the Revolving Loan’s financial covenants.
Percentage of issuance price for each subscription shares						97.50%
Shares issued (in Shares) | shares			913,089
Shares issued price
Pay total merger consideration		$ 60,000,000
Consideration amount						$ 27,534,365
Ordinary shares (in Shares) | shares					2,676,468	2,676,468
Webull Pay, Inc [Member]
Subsequent Event [Line Items]
Consideration amount						$ 32,465,635
Subsequent Event [Member]
Subsequent Event [Line Items]
Revolving loan monthly interest payments description				The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025.
Revolving loan contains financial covenant term				The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.
Purchased shares (in Shares) | shares									18,300	18,300
Purchased shares value									$ 1,643,470	Rp 27,174,772,385
Aggregate subscription amount								$ 1,000,000,000
Subsequent Event [Member] | Webull Securities Limited’s [Member]
Subsequent Event [Line Items]
Interest ownership percentage									95.10%	95.10%
Subsequent Event [Member] | Revolving Credit Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 150,000,000
Maturity date				Feb. 20, 2026
Line of credit facility interest rate				6.93%
Commitment fee percentage				0.50%
Class A Ordinary Shares [Member] | Webull Pay, Inc [Member] | Business Combinations [Member]
Subsequent Event [Line Items]
Share price of acquisition consideration (in Dollars per share) | $ / shares					$ 12.13	$ 12.13
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued price	$ 149,161,400
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares	9,750,000